GENERAL INFORMATION AND BASIS OF PREPARATION - Narrative (Details) - EUR (€) € / shares in Units, € in Millions		6 Months Ended
	Jul. 02, 2021	Jul. 01, 2022	Jul. 02, 2021
Disclosure of changes in reporting period [Line Items]
Cash flows from (used in) investing activities		€ (222)	€ (5,404)	[1]
Increase in cash and cash equivalents before effect of exchange rate changes		(397)	(117)	[1]
Increase in short-term deposits and investments		€ 181	(118)	[1]
Number of days in selling week		5 days
Short term time deposits and treasury bills
Disclosure of changes in reporting period [Line Items]
Cash flows from (used in) investing activities			138
Increase in cash and cash equivalents before effect of exchange rate changes			€ 138
Increase in short-term deposits and investments	€ 118
Increase in short-term investments	€ 138
Ordinary shares
Disclosure of changes in reporting period [Line Items]
Par value per share (in EUR per share)		€ 0.01

[1]	*Comparative information has been reclassified in connection with the acquisition of CCL. Refer to Note 1.